Business Combination (Details) - Schedule of number of shares of common stock issued	12 Months Ended
Dec. 31, 2022 shares
Schedule of Number of Shares of Common Stock Issued [Abstract]
Class A Common Stock – conversion of Legacy SoundHound Common Stock and Legacy SoundHound Preferred Stock outstanding prior to Business Combination	140,114,060
Class B Common Stock – conversion of Legacy SoundHound Common Stock and Legacy SoundHound Preferred Stock outstanding prior to Business Combination	40,396,600
Class A Common Stock – PIPE Investment	11,300,000
Class A Common Stock – issuance to ATSP shareholders	532,050
Class A Common Stock – issuance to Legacy SoundHound founders and representatives	4,161,000
Total shares of common stock immediately after Business Combination	196,503,710